UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: March 31, 2013

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	The Institute for Wealth Management, LLC.
       Address: 1775 Sherman St.
		Suite 2750
             	Denver, CO 80203


       Form 13F File Number: 028-14899

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Armin K. Sarabi
       Title:	Chief Legal & Compliance Officer
       Phone:	(877) 572-3500

       Signature, Place, and Date of Signing:

                Armin K. Sarabi      Denver, CO        5/13/13
                [Signature]         [City, State]      [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number 		Name

          28-
          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   0

       Form 13F Information Table Entry Total:	   64

       Form 13F Information Table Value Total:	   100,355
                                                (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name

                28-

          [Repeat as necessary.]



Name Of Issuer               Title Of Class   Cusip      Value   SHRS OR SH/ PUT/ Investment  Other   Sole Shared  None
                                                        (x$1000) PRN AMT PRN CALL Discretion Managers
ALCATEL-LUCENT               SPONSORED ADR    013904305        0       7  SH            SOLE             0      0      7
ALPS ETF TR                  ALERIAN MLP      00162Q866     4929  278153  SH            SOLE             0      0 278153
AMERICAN INTL GROUP INC      *W EXP 01/19/202 026874156        0       0  SH            SOLE             0      0      0
AT&T INC                     COM              00206R102        4     112  SH            SOLE             0      0    112
BP PLC                       SPONSORED ADR    055622104        8     200  SH            SOLE             0      0    200
CENTURYLINK INC              COM              156700106        0       2  SH            SOLE             0      0      2
CHEVRON CORP NEW             COM              166764100       16     136  SH            SOLE             0      0    136
COMCAST CORP NEW             CL A             20030N101        1      22  SH            SOLE             0      0     22
CURRENCYSHS JAPANESE YEN TR  JAPANESE YEN     23130A102     1635   15709  SH            SOLE             0      0  15709
EXXON MOBIL CORP             COM              30231G102       72     800  SH            SOLE             0      0    800
FLEXSHARES TR                IBOXX 3R TARGT   33939L506     2162   84574  SH            SOLE             0      0  84574
FLEXSHARES TR                MORNSTAR UPSTR   33939L407        2      43  SH            SOLE             0      0     43
FRONTIER COMMUNICATIONS CORP COM              35906A108        0       7  SH            SOLE             0      0      7
GENERAL ELECTRIC CO          COM              369604103       16     699  SH            SOLE             0      0    699
ISHARES INC                  MSCI JAPAN       464286848     1347  124737  SH            SOLE             0      0 124737
ISHARES TR                   BARCLYS 1-3 YR   464287457     6724   79607  SH            SOLE             0      0  79607
ISHARES TR                   BARCLYS 7-10 YR  464287440       30     276  SH            SOLE             0      0    276
ISHARES TR                   BARCLYS SH TREA  464288679      333    3019  SH            SOLE             0      0   3019
ISHARES TR                   BARCLYS TIPS BD  464287176       16     132  SH            SOLE             0      0    132
ISHARES TR                   CONS GOODS IDX   464287812       39     463  SH            SOLE             0      0    463
ISHARES TR                   CORE TOTUSBD ETF 464287226      281    2538  SH            SOLE             0      0   2538
ISHARES TR                   DJ SEL DIV INX   464287168       74    1160  SH            SOLE             0      0   1160
ISHARES TR                   DJ US FINL SEC   464287788     3643   53684  SH            SOLE             0      0  53684
ISHARES TR                   DJ US HEALTHCR   464287762     2245   23283  SH            SOLE             0      0  23283
ISHARES TR                   DJ US TELECOMM   464287713        5     213  SH            SOLE             0      0    213
ISHARES TR                   FTSE CHINA25 IDX 464287184       26     714  SH            SOLE             0      0    714
ISHARES TR                   HIGH YLD CORP    464288513     4154   44029  SH            SOLE             0      0  44029
ISHARES TR                   IBOXX INV CPBD   464287242     3096   25821  SH            SOLE             0      0  25821
ISHARES TR                   MSCI EAFE INDEX  464287465      304    5157  SH            SOLE             0      0   5157
ISHARES TR                   MSCI EMERG MKT   464287234       35     830  SH            SOLE             0      0    830
ISHARES TR                   RUSSELL 1000     464287622     8816  101086  SH            SOLE             0      0 101086
ISHARES TR                   RUSSELL 2000     464287655     5648   59808  SH            SOLE             0      0  59808
ISHARES TR                   RUSSELL MIDCAP   464287499     7258   57018  SH            SOLE             0      0  57018
ISHARES TR                   RUSSELL1000GRW   464287614       67     942  SH            SOLE             0      0    942
ISHARES TR                   RUSSELL1000VAL   464287598       79     972  SH            SOLE             0      0    972
ISHARES TR                   US PFD STK IDX   464288687       74    1825  SH            SOLE             0      0   1825
JOHNSON & JOHNSON            COM              478160104       69     850  SH            SOLE             0      0    850
MICROSOFT CORP               COM              594918104        3     113  SH            SOLE             0      0    113
PEPCO HOLDINGS INC           COM              713291102        4     198  SH            SOLE             0      0    198
PG&E CORP                    COM              69331C108        5     107  SH            SOLE             0      0    107
PIEDMONT OFFICE REALTY TR IN COM CL A         720190206      117    5964  SH            SOLE             0      0   5964
POWERSHARES DB CMDTY IDX TRA UNIT BEN INT     73935S105       19     702  SH            SOLE             0      0    702
POWERSHARES DB G10 CURCY HAR COM UT BEN INT   73935Y102      749   27504  SH            SOLE             0      0  27504
POWERSHARES ETF TRUST        FINL PFD PTFL    73935X229     3586  193501  SH            SOLE             0      0 193501
POWERSHARES ETF TRUST        GBL LSTD PVT EQT 73935X195     8558  758069  SH            SOLE             0      0 758069
POWERSHARES GLOBAL ETF FD    S&P 500 BUYWRT   73936G308     1848   90080  SH            SOLE             0      0  90080
POWERSHARES GLOBAL ETF TRUST SOVEREIGN DEBT   73936T573     4707  158051  SH            SOLE             0      0 158051
PROSHARES TR II              SHT VIX ST TRM   74347W627     4806   52765  SH            SOLE             0      0  52765
PROSHARES TR II              ULT VIX S/T ETF  74347W411     1882  244785  SH            SOLE             0      0 244785
REALTY INCOME CORP           COM              756109104      114    2524  SH            SOLE             0      0   2524
SELECT SECTOR SPDR TR        SBI CONS STPLS   81369Y308     2673   67210  SH            SOLE             0      0  67210
SELECT SECTOR SPDR TR        TECHNOLOGY       81369Y803     2995   98964  SH            SOLE             0      0  98964
SPDR DOW JONES INDL AVRG ETF UT SER 1         78467X109     2879   19811  SH            SOLE             0      0  19811
SPDR INDEX SHS FDS           DJ INTL RL ETF   78463X863      144    3344  SH            SOLE             0      0   3344
SPDR INDEX SHS FDS           S&P INTL SMLCP   78463X871      867   28270  SH            SOLE             0      0  28270
SPDR S&P 500 ETF TR          TR UNIT          78462F103       74     475  SH            SOLE             0      0    475
SPDR S&P MIDCAP 400 ETF TR   UTSER1 S&PDCRP   78467Y107       77     365  SH            SOLE             0      0    365
SPDR SERIES TRUST            BRC HGH YLD BD   78464A417       74    1810  SH            SOLE             0      0   1810
SPDR SERIES TRUST            BRCLYS INTL ETF  78464A516     7356  125731  SH            SOLE             0      0 125731
SPDR SERIES TRUST            DJ REIT ETF      78464A607     3352   43183  SH            SOLE             0      0  43183
VANGUARD INTL EQUITY INDEX F FTSE EMR MKT ETF 922042858      239    5582  SH            SOLE             0      0   5582
VERIZON COMMUNICATIONS INC   COM              92343V104       13     272  SH            SOLE             0      0    272
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209        0      17  SH            SOLE             0      0     17
WGL HLDGS INC                COM              92924F106        6     128  SH            SOLE             0      0    128